Richard T. Choi Shareholder (202) 965-8127 rchoi@carltonfields.com
ATTORNEYS AT LAW

1025 Thomas Jefferson Street, NW | Suite 400 West
Washington, DC 20007-5208
202.965.8100 | fax 202.965.8104
www.carltonfields.com

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May 2, 2025

BY EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

    Re: Everlake Assurance Company
Everlake Assurance Company Variable Life Separate Account (“Registrant”)
Post-Effective Amendment No. 12 to Form N-6 Registration Statement
File Nos. 333-214403 and 811-23209

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant, through counsel, certifies that:

(i)the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent amendment (“Amendment”) to the above- referenced registration statement; and

(i)Registrant electronically filed the text of the Amendment with the Commission.

Please direct any questions or comments to me at 202-965-8127.

Sincerely

/s/ Richard Choi
Richard Choi
                        Carlton Fields, P.A.
Carlton Fields, P.A. practices law in California through Carlton Fields, LLP.